Annual Operating Expenses - FidelitySAIMunicipalIncomeFund-PRO - FidelitySAIMunicipalIncomeFund-PRO - Fidelity SAI Municipal Income Fund	Mar. 01, 2025
Operating Expenses:
Management fee	0.33%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.34%

[1]	A Adjusted to reflect current fees.